EQUIPMENT (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 266
Balance at end of period	141	$ 266
Net book value	141	266
Lab Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	234
Balance at end of period	99	234
Net book value	99	234
Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	32
Balance at end of period	42	32
Net book value	42	32
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	930	903
Additions	35	21
Acquisition from Small Pharma		37
Equipment write-down	(19)	(33)
Effect of foreign exchange	(42)	(2)
Balance at end of period	988	930
Net book value	988	930
Cost | Lab Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	664	664
Additions	0	0
Acquisition from Small Pharma		0
Equipment write-down	(19)
Effect of foreign exchange	(41)	0
Balance at end of period	686	664
Net book value	686	664
Cost | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	266	239
Additions	35	21
Acquisition from Small Pharma		37
Equipment write-down		(33)
Effect of foreign exchange	(1)	(2)
Balance at end of period	302	266
Net book value	302	266
Accumulated Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(664)	(453)
Equipment write-down	(19)	(15)
Depreciation charge	172	223
Effect of foreign exchange	30	3
Balance at end of period	(847)	(664)
Net book value	(847)	(664)
Accumulated Amortization | Lab Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(430)	(290)
Equipment write-down	(19)
Depreciation charge	146	137
Effect of foreign exchange	30	3
Balance at end of period	(587)	(430)
Net book value	(587)	(430)
Accumulated Amortization | Computer Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(234)	(163)
Equipment write-down		(15)
Depreciation charge	26	86
Effect of foreign exchange	0	0
Balance at end of period	(260)	(234)
Net book value	$ (260)	$ (234)